SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For the Wells Fargo Advantage Large Cap Growth Fund June 22, 2012 LCIT062/P104SP
(Wells Fargo Advantage Large Cap Growth Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Large Cap Growth Fund)		Class A	Class C	Administrator Class	Institutional Class	Investor Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		none	0.75%	none	none	none
Other Expenses		0.60%	0.60%	0.44%	0.17%	0.67%
Total Annual Fund Operating Expenses		1.25%	2.00%	1.09%	0.82%	1.32%
Waiver of Fund Expenses		0.18%	0.18%	0.14%	0.07%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.07%	1.82%	0.95%	0.75%	1.14%
[1]	The Adviser has committed through November 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A, 1.82% for Class C, 0.95% for Administrator Class, 0.75% for Institutional Class and 1.14% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example (Wells Fargo Advantage Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	932	1,206	1,984
Class C	285	610	1,061	2,313
Administrator Class	97	333	587	1,316
Institutional Class	77	255	448	1,007
Investor Class	116	401	706	1,575

Expense Example, No Redemption (Wells Fargo Advantage Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	185	610	1,061	2,313